Supplement dated September 16, 2010
to the Institutional Class Prospectus
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 1, 2010, March 17, 2010, May 3, 2010,
May 19, 2010, May 27, 2010, June 16, 2010 and August 10, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

GLOBAL DIVERSIFIED INCOME FUND
In the Principal Investment Strategies,
.	in the second paragraph, delete 25-45% from the first sentence and substitute 30-40%;
.	in the third paragraph, delete 5-25% from the first sentence and substitute 8-14%;
.	in the fourth paragraph, delete 10-30% from the first sentence and substitute 20-30%;
.	in the fifth paragraph, delete 5-15% from the first sentence and substitute 5-9%;
.	in the sixth paragraph, delete 5-15% from the first sentence and substitute 9-15%; and
.	in the seventh paragraph, delete 5-15% from the first sentence and substitute 7-13%.

Delete the Average Annual Total Returns table on page 227 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	39.95%	39.86%
Institutional Class Return After Taxes on Distributions	32.77%	32.89%
Institutional Class Return After Taxes on Distribution and Sale of Fund	25.82%	29.76%
Shares
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index (reflects	58.76%	71.19%
no deduction for fees, expenses, or taxes)
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction	-15.20	31.26
for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for	46.19	43.53
fees, expenses, or taxes)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees,	38.26	47.45
expenses, or taxes)
Barclays Capital AAA CMBS (reflects no deduction for fees, expenses, or	27.17	37.21
taxes)
Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no	34.23	39.64
deduction for fees, expenses, or taxes)
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)	26.68	29.51
Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or	76.08	69.53
taxes)
Global Diversified Income Custom Index (reflects no deduction for fees,	46.09%	53.56%
expenses, or taxes)

Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global Diversified Income Custom Index in the Average Annual Total Returns table are
35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill Lynch
Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15%
blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital AAA CMBS Index, 10%
Barclays Capital U.S. Dollar Emerging Markets Bond Index, 10% MSCI World Value Index, and 10%
Tortoise Midstream MLP Index.

The weightings for Global Diversified Income Custom Index are changing to the following: 35% Barclays
Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 65% BofA Merrill Lynch Fixed Rate
Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 11% blend of
75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital AAA CMBS, 12 % Barclays

Capital U.S. Dollar Emerging Markets Bond Index, 7% MSCI World Value Index, and 10% Tortoise
Midstream MLP Index.

Make the following changes to the Management Sub-Advisor(s) and Portfolio Manager(s) on page 231 in the fund summary:
In the section for Principal Real Estate Investors, LLC, add the following:
.	Alistair Gillespie (since 2010), Managing Director, Portfolio Management

GLOBAL REAL ESTATE SECURITIES FUND
Make the following changes to the Management Sub-Advisor(s) and Portfolio Manager(s) on page 105 in the fund summary:
In the section for Principal Real Estate Investors, LLC, add the following:
.	Alistair Gillespie (since 2010), Managing Director, Portfolio Management
. Anthony Kenkel (since 2010), Portfolio Manager

GOVERNMENT & HIGH QUALITY BOND FUND (FORMERLY KNOWN AS MORTGAGE SECURITIES FUND)
Effective September 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Mortgage Index.

Delete the Average Annual Total Returns table on page 234 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	8.07%	5.07%	5.83%
Institutional Class Return After Taxes on Distributions	6.32%	3.29%	3.85%
Institutional Class Return After Taxes on Distribution and	5.21%	3.27%	3.79%
Sale of Fund Shares
Barclays Capital MBS Fixed Rate Index (reflects no deduction	5.75%	5.79%	6.46%
for fees, expenses, or taxes)
Citigroup Mortgage Index (reflects no deduction for fees,	5.76%	5.81%	6.50%
expenses, or taxes)

REAL ESTATE SECURITIES FUND
Make the following changes to the Management Sub-Advisor(s) and Portfolio Manager(s) on page 125 in the fund summary:
In the section for Principal Real Estate Investors, LLC, add the following:
. Matt Richmond (since 2010), Portfolio Manager

SHORT-TERM INCOME FUND
Effective September 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup US Broad Investment Grade Bond Index.

Delete the Average Annual Total Returns table on page 217 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.22%	4.26%	5.07%
Institutional Class Return After Taxes on Distributions	9.74%	2.77%	3.33%
Institutional Class Return After Taxes on Distribution and	7.25%	2.75%	3.28%
Sale of Fund Shares
Barclays Capital Credit 1-3 Years Index (reflects no deduction	11.59%	4.81%	5.45%
for fees, expenses, or taxes)
Citigroup Broad Investment-Grade Credit 1-3 Years (reflects no	11.04%	4.73%	5.50%
deduction for fees, expenses, or taxes)

SMALLCAP GROWTH FUND I
Effective September 20, 2010, make the following changes in the fund summary.

Add the following to the Principal Investment Strategies:
Brown Investment Advisory Incorporated’s (“Brown”) U.S. Small-Cap Growth Equity strategy seeks to build a portfolio of fast growing companies where the total return profile of the portfolio is optimized to account for both expected earnings per share growth as well as valuation. Common attributes of portfolio companies include the existence of large and enduring market opportunities, experienced management, proprietary products or services, strong financial condition, and a culture that rewards innovation and is adaptable to change. The firm takes a long-term view of public company investing, seeking to own fundamentally sound businesses at attractive prices where Brown’s view of the world differs from that of the consensus. Brown’s goal is to build, security-by-security, a collection of holdings where the risk/reward proposition is highly skewed in the portfolio’s favor.

Add the following to the Management Sub-Advisor(s) and Portfolio Manager(s) section:
Brown Investment Advisory Incorporated
• Christopher A. Berrier (since 2010), Co-Portfolio Manager, US Small-Cap Growth
• Timothy W. Hathaway (since 2020), Co-Portfolio Manager, US Small-Cap Growth

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
• Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
• Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
. Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund
. Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund
. Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
. Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
. Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund
. Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0 and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund
• Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

MANAGEMENT OF THE FUNDS
The Sub-Advisors
Effective September 20, 2010, in the section for Brown Investment Advisory Incorporated (“Brown”),
add the following information:

For the SmallCap Growth Fund I, day-to-day portfolio management is shared by two portfolio managers.
They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Christopher A. Berrier has been with Brown since 2005 and has been the co-portfolio manager of the
Firm's Small-Cap Growth Strategy since he joined the Firm. Mr. Berrier earned an AB from Princeton
University.

Timothy W. Hathaway has been with Brown since 1995 and has been the co-portfolio manager of the
Firm's Small-Cap Growth Strategy since 2005. Mr. Hathaway earned a BA from Randolph-Macon
College and an MBA from Loyola College in 2001. He has earned the right to use the Chartered Financial
Analyst Designation.

In the section for Principal Real Estate Investors, LLC (“Principal-REI”), add the following:

Alistair Gillespie has been with Principal – REI since 2009. As a co-employee of Principal-REI and
Principal Global Investors (Singapore) Limited, Mr. Gillespie manages Principal Fund assets as an employee of Principal-REI. From 2006-2009, he was also a management board member of the Asian
Public Real Estate Association (APREA). Prior to working in Asia, he covered the Australian market for eight years with UBS, ABN Amro and BT Alex Brown. He earned a Bachelor of Commerce (Finance)
from University of Wollongong and a Gradate Diploma in Applied Finance and Investment from the
Securities Institute of Australia. Mr. Gillespie has earned the right to use the Chartered Financial Analyst designation.

Anthony Kenkel has been with Principal – REI since 2005. He earned a Bachelor’s degree in Finance from Drake University and an MBA from the University of Chicago Graduate School of Business. Mr.
Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager
designations.

Matt Richmond has been with Principal – REI since 2000. He earned a Bachelor’s degree in Finance from University of Nebraska and an MBA from the University of Iowa.